Other operating income/(expense) - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	£ 2,779	£ 541	£ 258
Fair value remeasurements on contingent consideration	(1,286)	(92)	£ (1,252)
Gains on embedded derivative	240
Loss on sale of business	476
Consumer Healthcare [member] | Horlicks [Member]
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	2,815
Vaccines business acquisition [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	172
Shionogi ViiV healthcare joint venture [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	1,114
Rabies Vaccine [Member]
Disclosure of other operating income expense [line items]
Disposal of businesses and assets		£ 306
Consumer Tail Brands [member]
Disclosure of other operating income expense [line items]
Profit on disposal of business	£ 143